Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share
Schedule of basic and diluted earnings per share

	2021	2020	2019
Result attributable to owners of the Company (€ in thousands)	(61,621)	(46,565)	(56,480)
Weighted average number of shares outstanding	64,182,492	50,060,565	41,037,244
Basic (and diluted) earnings per share (€ per share)	€(0.96)	€(0.93)	€(1.38)